                                                  (RIVERSOURCE INVESTMENTS LOGO)

   STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT -- DATED FEBRUARY 19, 2010*

RIVERSOURCE PARTNERS VARIABLE PORTFOLIO-SELECT VALUE FUND MAY 1, 2009  S-6466-20
AG

For RiverSource Partners Variable Portfolio-Select Value Fund -- The information under Table 14 has been revised as follows:

          TABLE 14. SUBADVISERS AND SUBADVISORY AGREEMENT FEE SCHEDULES

                                                                           PARENT
FUND                       SUBADVISER NAME                                 COMPANY   FEE SCHEDULE
---------------------------------------------------------------------------------------------------------------------------------
Select Value               Goldman Sachs Asset Management, L.P.               D      0.45% on all assets
                           (GSAM) (effective Feb. 19, 2010)


D -- The Goldman Sachs Group, Inc., general partner, Goldman Sachs Global Holdings L.L.C., limited partner

For RiverSource Partners Variable Portfolio-Select Value Fund -- The information under Table 15 has been revised as follows:

                           TABLE 15. SUBADVISORY FEES

                                                                                SUBADVISORY FEES PAID
                                                                             -------------------------------------------
FUND                                             SUBADVISER                    2008      2007     2006*     2006**
------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DEC. 31
------------------------------------------------------------------------------------------------------------------------
Select Value                      GSAM(k)                                        N/A       N/A       N/A       N/A
                                  --------------------------------------------------------------------------------------
                                  Former subadviser: Systematic Financial    $40,382   $59,588   $13,262(b)    N/A
                                  Management, L.P.
                                  (Sept. 29, 2006 to Feb. 19, 2010)
                                  --------------------------------------------------------------------------------------
                                  Former subadviser: WEDGE Capital           $39,026   $59,368   $14,023(b)    N/A
                                  Management, L.L.P
                                  (Sept. 29, 2006 to Feb. 19, 2010)
                                  --------------------------------------------------------------------------------------
                                  Former subadviser: GAMCO Asset                 N/A       N/A   $ 8,252(c)$99,445
                                  Management Inc.
                                  (from inception to Sept. 29, 2006)
------------------------------------------------------------------------------------------------------------------------


     * All funds changed fiscal year ends in 2006 from Aug. 31 to Dec. 31. The information shown is for the partial reporting period from Sept. 1, 2006 through Dec. 31. 2006.
    ** The information shown is prior to the change in fiscal year end, for the fiscal period Sept. 1, 2005 through Aug. 31, 2006.
   (b) For fiscal period from Sept. 29, 2006 to Dec. 31, 2009.
   (c) For fiscal period from Sept. 1, 2006 to Sept. 29, 2006.
   (k) The subadviser did not begin managing the fund until after the fund's fiscal year end.


--------------------------------------------------------------------------------
S-6466-129 A (2/10)
* Valid until next update

For RiverSource Partners Variable Portfolio-Select Value Fund -- The information under Table 16 has been revised as follows:

                          TABLE 16. PORTFOLIO MANAGERS


                                             OTHER ACCOUNTS MANAGED (excluding the fund)
                                      ---------------------------------------------------------               POTENTIAL
                                                           APPROXIMATE                            OWNERSHIP   CONFLICTS
                                      NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED       OF FUND        OF    STRUCTURE OF
FUND             PORTFOLIO MANAGER    OF ACCOUNT(A)        ASSETS          ACCOUNTS(B)            SHARES(C)    INTEREST COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DEC. 31
------------------------------------------------------------------------------------------------------------------------------------
Select Value     GSAM: Sean           39 RICs              $10,541.1
                 Gallagher(i)
                                      2 PIV                million         2 PIV; $177.7
                                      183 other accounts   $177.7 million  million
                                                           $9,278.1        2 other accounts;
                                                           million
                                                                           $56.7 million
                 ------------------------------------------------------------------------------
                 GSAM: Andrew         39 RICs              $10,541.1       2 PIV; $177.7
                 Braun(i)
                                      2 PIV                million         million
                                      183 other accounts   $177.7 million  2 other accounts;
                                                           $9,278.1        $56.7 million        None             (4)        (18)
                                                           million
                 ------------------------------------------------------------------------------
                 GSAM: Dolores        46 RICs              $11,944.1       2 PIV; $177.7
                 Bamford(i)                                million
                                      2 PIV                $177.7 million  million
                                      200 other accounts   $10,323.8       3 other accounts;
                                                           million
                                                                           $167.1 million
                 ------------------------------------------------------------------------------
                 GSAM: Scott          46 RICs              $11,944.1       2 PIV; $177.7
                 Carroll(i)                                million
                                      2 PIV                $177.7 million  million
                                      200 other accounts   $10,323.8       3 other accounts;
                                                           million
                                                                           $167.1 million
------------------------------------------------------------------------------------------------------------------------------------




   (a) RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
   (b) Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
   (c) All shares of the Variable Portfolio funds are owned by life insurance companies and are not available for purchase by individuals. Consequently no portfolio manager owns any shares of Variable Portfolio funds.
   (i) The portfolio managers began managing the fund after its fiscal year end; therefore reporting information is as of October 31, 2009.

POTENTIAL CONFLICTS OF INTEREST

(4) GSAM's portfolio managers are often responsible for managing one or more mutual funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Fund and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

GSAM has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, GSAM has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, GSAM has adopted policies limiting the circumstances under which cross-trades may be effected between the Fund and another client account. GSAM conducts periodic reviews of trades for consistency with these policies.

STRUCTURE OF COMPENSATION

(18) GSAM's Value Team ("Value Team") compensation package for its portfolio managers is comprised of a base salary and a performance bonus. The performance bonus is a function of each portfolio manager's individual performance and his or her contribution to overall team performance. Portfolio managers are rewarded for their ability to outperform a benchmark while managing risk appropriately. Compensation is also influenced by the Value Team's total revenues for the past year which in part is derived from advisory fees, and for certain accounts performance based fees. Anticipated compensation levels among competitor firms may also be considered, but are not a principal factor.

The performance bonus is significantly influenced by 3 year period of investment performance. The following criteria are considered:

  - Individual performance (relative, absolute)

  - Team performance (relative, absolute)

  - Consistent performance that aligns with clients' objectives

  - Achievement of top rankings (relative and competitive)

The benchmark for this Fund is the Russell Mid Cap(R) Value Index.

S-6466-129 A (2/10)
* Valid until next update